Investment Strategy	Jun. 30, 2026
Ultra-Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]
The Fund invests in a diversified portfolio of common stocks of ultra-small companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks. For purposes of the Fund’s investments, “ultra-small companies” are defined as those companies that have a market capitalization below $1 billion at the time of purchase. The Adviser will not necessarily sell a stock if it “migrates” to a different market capitalization category after purchase due to market movements or other-than-normal circumstances. As a result of such “migration,” the Fund may, at times, have less than 80% of its assets in ultra-small company stocks.
The Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser. ESG information for ultra-small companies may be limited, although the Adviser’s investment process incorporates this information when available.
The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the US; and (ii) that derive 50% or more of their total revenue from activities outside of the US.
Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning to reflect its benchmark, the Fund may have significant positions in particular sectors.
The Fund may engage in active and frequent trading of portfolio securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s investments, “ultra-small companies” are defined as those companies that have a market capitalization below $1 billion at the time of purchase. The Adviser will not necessarily sell a stock if it “migrates” to a different market capitalization category after purchase due to market movements or other-than-normal circumstances. As a result of such “migration,” the Fund may, at times, have less than 80% of its assets in ultra-small company stocks.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the US; and (ii) that derive 50% or more of their total revenue from activities outside of the US.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in ultra-small company stocks.
Omni Small-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a broad and diverse group of small‑cap stocks that the Adviser determines to be value stocks. The Fund defines “small‑cap companies” as companies whose market capitalization is equal to or smaller than that of approximately the 600th largest U.S.-listed company by market capitalization at the time of purchase. The Fund identifies companies with value characteristics through a rules-based, quantitative ranking methodology that ranks companies separately by their earnings‑to‑price ratio and book‑to‑market ratio and then averages the two ranks, with “companies with value characteristics” being those in approximately the top 90% by average rank (i.e., excluding the approximately 10% of companies with the lowest average rank) at the time of purchase. Small‑cap securities are selected by relative ranking on value measures to establish a broad and diverse portfolio, as determined by the Adviser’s statistical, evidence-based approach. The Adviser’s statistical, evidence-based approach is derived from research and academic theory using market and financial data from multiple decades to identify the types of securities and portfolio construction rules that the Adviser expects to generate higher returns relative to the overall US equity market over the long-term. The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio subject to risk constraints. This means that a security’s weight in the Fund’s portfolio at the time of purchase is roughly proportional to its market capitalization relative to the other securities in the portfolio. However, the Adviser may modify weights based on a consideration of various factors it deems appropriate.
The Adviser will not necessarily sell a stock if it “migrates” to a different market capitalization category after purchase due to market movements or other-than-normal circumstances. As a result of such “migration”, the Fund may, at times, have less than 80% of its assets in small‑cap value companies.
The Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information, when available, as a consideration in the ongoing assessment of potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser.
Use of the term “omni” in the name refers to the fact that the Fund intends to invest in a broad and diverse group of small‑cap value stocks that approximately reflect the risk and return of all small‑cap value stocks as a whole.
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions and portfolio positioning to reflect a profile of a universe of stocks, the Fund may have significant positions in particular sectors.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines “small‑cap companies” as companies whose market capitalization is equal to or smaller than that of approximately the 600th largest U.S.-listed company by market capitalization at the time of purchase. The Fund identifies companies with value characteristics through a rules-based, quantitative ranking methodology that ranks companies separately by their earnings‑to‑price ratio and book‑to‑market ratio and then averages the two ranks, with “companies with value characteristics” being those in approximately the top 90% by average rank (i.e., excluding the approximately 10% of companies with the lowest average rank) at the time of purchase. Small‑cap securities are selected by relative ranking on value measures to establish a broad and diverse portfolio, as determined by the Adviser’s statistical, evidence-based approach. The Adviser’s statistical, evidence-based approach is derived from research and academic theory using market and financial data from multiple decades to identify the types of securities and portfolio construction rules that the Adviser expects to generate higher returns relative to the overall US equity market over the long-term. The Adviser uses a market capitalization approach to weight the securities in the Fund’s portfolio subject to risk constraints. This means that a security’s weight in the Fund’s portfolio at the time of purchase is roughly proportional to its market capitalization relative to the other securities in the portfolio. However, the Adviser may modify weights based on a consideration of various factors it deems appropriate.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions and portfolio positioning to reflect a profile of a universe of stocks, the Fund may have significant positions in particular sectors.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a broad and diverse group of small‑cap stocks that the Adviser determines to be value stocks.
Global Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund follows a dollar neutral strategy, which the Fund considers as a strategy designed to produce a portfolio that is neutral with respect to general stock market direction. The dollar neutral strategy is periodically rebalanced to have roughly equal investments in long and short positions, subject to the availability of shorts. To implement the strategy, the Adviser will invest in equity securities or derivatives, the value of which are linked to such securities (primarily, equity swaps on individual securities), that, based on a statistical approach, the Adviser believes offer an appropriate balance between strong prospects for growth and reasonable valuations relative to their industry peers and sells short securities or enters into short positions on securities that the Adviser identifies as overvalued or have weak growth prospects, in amounts that it believes will achieve dollar neutrality.
The Fund will invest in or obtain exposure to issuers located in at least three different countries (including the United States) and will invest or obtain exposure of at least 40% of its assets in foreign securities, including companies located in emerging market countries. Emerging market countries are typically developing and low‑ or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East, and Africa. The Adviser’s stock selection process may be applied differently for each country and sector constituency.
The Fund’s ability to generate positive returns will therefore depend on whether, in a rising market, the Fund’s long positions increase in value more than the securities underlying the Fund’s short positions and, in a declining market, whether the securities underlying the Fund’s short positions decrease in value more than the Fund’s long positions. By taking long and short positions in different securities, the Fund attempts to limit the effect of market movements on portfolio returns. The Fund’s equity exposure may be achieved through investments in individual stocks, exchange traded funds (“ETFs”) and equity swaps on individual securities, which are derivative instruments. Such derivative instruments are used by the Fund to gain exposure to an underlying asset, which can be more cost-effective than purchasing or selling that asset and provides flexibility in implementing the investment strategies of the Fund. The Adviser anticipates that most of the long and short equity exposure will be through equity swaps on individual securities. Long positions and short positions also may be established using single stock purchases and short sales, ETFs, and swaps on ETFs traded in global equity stock markets. The Fund does this by using a systematic process and may, at any time, buy or sell short any number of positions and may have exposure to specific industries, styles (such as growth or value), capitalization ranges, countries, or other factors. In implementing its strategies, a significant portion of the Fund’s assets may be held in cash or cash equivalents, with one year or less to maturity, including, but not limited to, money market instruments and US Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalents holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for other positions that the Fund takes on in implementing its strategies.
The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. If the Fund’s investment strategy is successful, however, the net performance of its long and short positions will produce long-term absolute returns that reflects the quality of the Fund’s security selections, which the Fund believes will have limited exposure to general stock market risk. The Fund’s overall price movements are not expected to correlate with the general stock market’s price movements. In other words, the Fund is expected to have returns that are independent of the returns and direction of the general stock market.
For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the US, and (ii) that derive 50% or more of their total revenue from activities outside of the US.